SHARE BASED PAYMENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			12 Months Ended
	Nov. 17, 2021	Apr. 02, 2020	Sep. 07, 2018	Nov. 30, 2021	Apr. 30, 2020	Nov. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield (percentage)						0.00%
Options granted, weighted average grant date fair value (in dollars per share)							$ 15.84	$ 7.63
Dividends declared (in dollars per share)							1.85	0.20	$ 0.10
Granted during the year (in dollars per share)	$ 22.78						$ 15.84	$ 7.63
Compensation expense not yet recognized							$ 600	$ 200	$ 700
Additional paid in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments							(1,273)	284	259
September 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised (in shares)				105,000
Options granted, weighted average grant date fair value (in dollars per share)			$ 14.30
Options granted, weighted average grant date fair value, adjusted (in dollars per share)			$ 12.90
Dividends declared (in dollars per share)				$ 1.40
April 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised (in shares)				15,000
Options granted, weighted average grant date fair value (in dollars per share)					$ 5.10
Options granted, weighted average grant date fair value, adjusted (in dollars per share)		$ 3.90
Dividends declared (in dollars per share)				$ 1.20
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense							$ 0	$ 300	$ 200